Income Taxes (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
Note 10 – Income Taxes
In assessing the realizability of deferred tax assets, including the net operating loss carryforwards (“NOLs”), the Company assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize its existing deferred tax assets. Based on its assessment, the Company has provided a full valuation allowance against its net deferred tax assets as their future utilization remains uncertain at this time.
As of December 31, 2021 and 2020, the Company had approximately $281 million and $264 million, respectively of federal NOLs available to offset future taxable income expiring from 2030 through 2036. The Company performed an analysis and determined that they had an ownership change of greater than 50% over a 3-year testing period on January 25, 2021. As a result, $169 million of the $281 million of federal NOLs will expire unutilized. The Company wrote off that portion of the deferred tax asset and reduced the corresponding valuation allowance resulting in $112 million of remaining federal NOL. The write off of the deferred tax asset and the corresponding reduction in valuation allowance has no impact to the balance sheet or income statement. Losses incurred before the ownership change on January 25, 2021 will be subject to an annual limitation of $173k under Internal Revenue Code Section 382, while losses incurred after January 25, 2021 will not be subject to limitations. The Company may be able to utilize additional NOLs of approximately $1.1 million per year for the first five years after this ownership change as a result of the application of the Net Unrealized Built-in Gain rules.
As of December 31, 2021 and 2020 the Company had State NOLs available in New Jersey of $97 million and $99 million, respectively, California of $70 million and $70 million, respectively, and New York City of $13 million and $13 million, respectively, to offset future taxable income expiring from 2031 through 2041. In accordance with Section 382 of the Internal Revenue code, the usage of the Company’s NOLs would be limited given the change in ownership. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period when those temporary differences become deductible.
The Company applies the FASB’s provisions for uncertain tax positions. The Company utilizes the two-step process to determine the amount of recognized tax benefit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company recognizes interest and penalties associated with uncertain tax positions as a component of income tax expense.
As of March 31, 2022, management does not believe the Company has any material uncertain tax positions that would require it to measure and reflect the potential lack of sustainability of a position on audit in its financial statements. The Company will continue to evaluate its uncertain tax positions in future periods to determine if measurement and recognition in its financial statements is necessary. The Company does not believe there will be any material changes in its unrecognized tax positions over the next year.
For years prior to 2018, the federal statute of limitations is closed for assessing tax. The Company’s state tax returns remain open to examination for a period of three to four years from date of filing.
In December 2021, the Company received preliminary approval from the New Jersey Economic Development Authority (“NJEDA”) to participate in the Technology Business Tax Certificate Transfer Program (the “Program”). The Program permits qualified companies to sell a percentage of their New Jersey net operating losses (“NJ NOLs”) to unrelated profitable corporations. On February 22, 2022, the Company received final approval from NJEDA to sell $2.5 million of its NJ NOLs related tax benefits (“NJ NOL Tax Benefits”), which was subsequently sold to a qualifying and approved buyer pursuant to the Program for net proceeds of $2.3 million. The gross proceeds of $2.5 million have been recorded as a benefit from income taxes and the loss on sale of NJ NOLs of $0.1 million recorded in other income (expense) in the consolidated financial statements.

Note 12 – Income Taxes
The provision (benefit) for income taxes is based on loss from operations before provision for income taxes and noncontrolling interests as follows ($ in thousands):

	Years Ended December 31,
Pre-tax book income	2021	2020
United States	$(28,974)	$(19,013)
	$(28,974)	$(19,013)
The provision (benefit) from income taxes was as follows ($ in thousands):

	Years Ended December 31,
	2021	2020
Current
U.S. Federal	$—	$—
State and local	—	—
	$—	$—

Deferred
U.S. Federal	$—	$—
State and local	(1,508)	(10,872)
	$(1,508)	$(10,872)

Total
U.S. Federal	$—	$—
State and local	(1,508)	(10,872)
	$(1,508)	$(10,872)

The provision (benefit) for income taxes is determined by applying the U.S. Federal statutory rate of 21% to income before income taxes, and the components are set forth below ($ in thousands):

	Years Ended December 31,
	2021	2020
U.S. Federal benefit at statutory rate	$(6,085)	$(3,993)
Permanent non deductible expenses for U.S. taxes	320	5
Change in state deferred	622	5,122
Return to actual	2,277	—
Other true ups	1,407	387
Section 382 NOL Limitation	35,438	—
Sale of New Jersey State NOLs	(1,508)	(10,872)
Valuation allowance for deferred tax assets	(33,979)	(1,521)
Tax provision (benefit)	$(1,508)	$(10,872)
Deferred income taxes at December 31, 2021 and 2020 consist of the following ($ in thousands):

	December 31,
	2021	2020
Deferred Tax Assets:
Accumulated net operating losses (tax effected)	$36,281	$68,286
Right of use liability	201	176
Share-based compensation	3,086	5,025
Intangibles	97	131
Accumulated depreciation	26	19
Accrued payroll	176	167
Other	526	526
Deferred tax assets	40,393	74,330

Deferred Tax Liabilities:
Right of use asset	$(204)	$(161)
Deferred tax liabilities	(204)	(161)
	40,189	74,169
Valuation allowance	(40,189)	(74,169)
Net deferred tax asset	$—	$—
In assessing the realizability of deferred tax assets, including the net operating loss carryforwards (NOLs), the Company assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize its existing deferred tax assets. Based on its assessment, the Company has provided a full valuation allowance against its net deferred tax assets as their future utilization remains uncertain at this time.
As of December 31, 2021, and 2020, the Company had approximately $281 million and $264 million, respectively, of Federal NOLs available to offset future taxable income expiring from 2030 through 2036. The Company performed an analysis and determined that they had an ownership change of greater than 50% over a 3-year testing period on January 25, 2021. As a result, $169 million of the $281 million of Federal NOLs will expire unutilized. The Company wrote off that portion of the deferred tax asset and reduced the corresponding valuation allowance resulting in $112 million of remaining Federal NOL. The write off of the deferred tax asset and the corresponding reduction in valuation allowance has no impact to the balance sheet or income statement. Losses incurred before the ownership change on January 25, 2021 will be subject to an annual limitation of $173k under Internal Revenue Code Section 382, while losses incurred after January 25, 2021 will not be subject to limitations. The Company may be able to utilize additional NOLs of approximately $1.1 million per year for the first five years after this ownership change as a result of the application of the Net Unrealized Built-in Gain rules.
As of December 31, 2021 and 2020, the Company had State NOLs available in New Jersey of $97 million and $99 million, respectively, California of $70 million and $70 million, respectively, and New York City of $13 million and $13 million, respectively, to offset future taxable income expiring from 2031 through 2041. In accordance with Section 382 of the Internal Revenue code, the usage of the Company’s state NOLs would be limited given the change in ownership. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period when those temporary differences become deductible.
The Company applies the FASB’s provisions for uncertain tax positions. The Company utilizes the two-step process to determine the amount of recognized tax benefit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Company recognizes interest and penalties associated with certain tax positions as a component of income tax expense.
As of December 31, 2021, management does not believe the Company has any material uncertain tax positions that would require it to measure and reflect the potential lack of sustainability of a position on audit in its financial statements. The Company will continue to evaluate its uncertain tax positions in future periods to determine if measurement and recognition in its financial statements is necessary. The Company does not believe there will be any material changes in its unrecognized tax positions over the next year.
For years prior to 2018 the federal statute of limitations is closed for assessing tax. The Company’s state tax returns remain open to examination for a period of three to four years from date of filing.
In February 2021, the Company received preliminary approval from the New Jersey Economic Development Authority (“NJEDA”) to participate in the Technology Business Tax Certificate Transfer Program (the “Program”). The Program permits qualified companies to sell a percentage of their New Jersey net operating losses (“NJ NOLs”) to unrelated profitable corporations. On April 12, 2021, the Company received final approval from NJEDA to sell a portion of our NJ NOLs, which were subsequently sold to a qualifying and approved buyer pursuant to the Program for net proceeds of $1.4 million. The $1.5 million of our NJ NOL related tax benefits (“NJ NOL Tax Benefits”) have been recorded as a benefit from income taxes and the loss on sale of $0.1 million recorded in other income (expense) in the consolidated financial statements.